EQUITY TRANSACTIONS (Narrative) (Details) $ / shares in Units, ¥ in Thousands		1 Months Ended	6 Months Ended
	Apr. 05, 2021 shares	Mar. 31, 2021 $ / shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Authorized share capital, ordinary shares				2,000,000,000
Private placement, ordinary shares issued			141,809,258	141,809,258
Issuance of ordinary shares from exercise of share options, shares			3,508,990	3,508,990	13,000	13,000
Aggregate consideration from shares issued from exercise of stock options			¥ 16,452	$ 2,548,000	¥ 28
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			28,884,300	28,884,300
Number of Class A ordinary shares equivalent to preference share			10,000	10,000
Mr. Man San Vincent Law
Class of Stock [Line Items]
Number of common shares issued during period	65,000
Share price | $ / shares		$ 1.0
Minimum
Class of Stock [Line Items]
Options exercise price per share | $ / shares				$ 0.2		$ 0.2
Minimum | Mr. Man San Vincent Law
Class of Stock [Line Items]
Voting power (in percent)		17.66%
Maximum | Mr. Man San Vincent Law
Class of Stock [Line Items]
Voting power (in percent)		60.28%
Class A ordinary shares
Class of Stock [Line Items]
Authorized share capital, ordinary shares				1,599,935,000			700,000,000
Ordinary shares, par value per share | $ / shares				$ 0.00005		$ 0.00005	$ 0.00005
Private placement, ordinary shares issued			85,572,963	85,572,963
Conversion of Class B to Class A ordinary shares, shares					10,000,000	10,000,000
Ordinary shares issued				604,330,240		430,014,792	430,127,692
Ordinary shares, shares outstanding				604,330,240		430,014,792	430,127,692
Number of common shares issued during period			3,508,990	3,508,990	13,000	13,000
Issuance of ordinary shares from exercise of share options, shares			32,393,290	32,393,290	13,000	13,000
Aggregate consideration from shares issued from exercise of stock options | $				$ 2,496,000		$ 2,600
Class B Ordinary shares
Class of Stock [Line Items]
Authorized share capital, ordinary shares				400,000,000			300,000,000
Ordinary shares, par value per share | $ / shares				$ 0.00005			$ 0.00005
Conversion of Class B to Class A ordinary shares, shares					(10,000,000)	(10,000,000)
Ordinary shares issued				99		99	99
Ordinary shares, shares outstanding				99		99	99
Class A preference shares
Class of Stock [Line Items]
Private placement, ordinary shares issued			65,000	65,000
Preferred stock shares authorized				65,000			0
Number of Class A ordinary shares equivalent to preference share			10,000	10,000